UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24075

Franklin BSP Lending Fund

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a)	The Report to Shareholders is filed herewith

Franklin
BSP Lending Fund
Semi-Annual Report | June 30, 2026

Fund Objective
The Fund’s investment objective is to generate risk-adjusted returns (i.e., returns made relative to the amount of risk taken) with consistent current income.

The Fund seeks to achieve its investment objective through private debt investment opportunities in middle market companies in the United States, which it generally defines as companies with $25 million to $100 million earnings before interest, taxes, depreciation, and amortization (“EBITDA”).
What’s Inside

Franklin BSP Lending Fund 2026 Semi-Annual Report

Management discussion of fund performance
Dear Shareholder,
We are proud to present the semi-annual report for the Franklin BSP Lending Fund (the “Fund”) for the six months ended June 30, 2026.
The Fund seeks risk-adjusted returns and consistent current income by investing primarily in private debt opportunities in U.S. middle-market companies, generally defined as companies with $25 million to $100 million of EBITDA. We believe disciplined underwriting and portfolio diversification are important across market environments.
As of June 30, 2026, the Fund held $359.29 million of managed assets across 43 portfolio companies, with approximately 83% in direct lending and illiquid loans and 17% in liquid securities. The portfolio was 90.4% senior secured and 88.3% floating rate. Class I shares reported an average annualized distribution rate of 7.6% for the period.
Market Review and Outlook:
After several years in which abundant capital compressed spreads and borrowers often set terms, the tide in direct lending began to shift in the first half of 2026. On the surface, private-credit fundamentals remained broadly stable, and elevated base rates continued to support floating-rate lenders. But beneath that stability, capital was growing more selective, as higher debt-service costs, persistent inflation, geopolitical uncertainty, and questions around software exposure and AI disruption weighed on sentiment. In our view, that retrenchment reflected a reset in risk appetite rather than evidence of broad-based credit deterioration, and it may restore negotiating leverage to disciplined lenders.
For private lenders, the result was a healthier opportunity set and more room to be selective. At the same time, default and non-accrual measures remained below 2024 highs, interest coverage improved modestly, and leverage was broadly stable. In our view, the more important change was in capital discipline after a stretch in which fundraising outpaced deal supply.
New-issue pricing told the same story. Direct lending spreads widened by approximately 25 to 50 basis points during the first half of 20261, and lenders appeared to have greater latitude on leverage and structure, while documentation and covenant terms continued to vary by borrower and transaction. With the maturity wall drawing closer and refinancing needs likely to rise, reduced competitive intensity may create a window to lend to stronger businesses on more conservative, better-priced terms. The question for lenders is no longer simply whether borrowers can access capital, but whether each loan compensates the lender, in both price and structure, for the durability of that borrower’s cash flows.
Furthermore, this borrower-level question is especially important in software, where AI is beginning to separate durable, mission-critical platforms from more easily displaced tools. AI is not a reason to treat private credit or software exposure as monolithic. The lesson is specific: technology exposure requires underwriting borrower by borrower and subsector by
1
Source: Lincoln Financial
www.fblux.com
Franklin BSP Lending Fund Semi-Annual Report
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subsector. As AI’s impact becomes more measurable in revenue data and credit performance, we expect wider dispersion between systems of record, infrastructure software, and deeply embedded vertical applications on one hand, and more exposed application-layer tools whose functions may be replicated or repriced as AI improves on the other. Sector labels can obscure more than they reveal.
Looking ahead, we will continue to work diligently to seek to provide risk-adjusted returns to our shareholders in a volatile macro environment.
We remain committed to delivering excellent service and supplementing the support you receive from your financial advisor, complemented by resources on our website, www.fblux.com, including:
•
 Fund prices and performance
•
 Market insights and portfolio manager commentary, and
•
 Educational resources.
On behalf of everyone at Franklin Templeton and Benefit Street Partners, thank you for your continued partnership and trust.
Sincerely,

Anant Kumar	Jane Trust, CFA
Managing Director	President and Chief Executive Officer

www.fblux.com
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Franklin BSP Lending Fund Semi-Annual Report

Performance review

Performance Snapshot as of June 30, 2026 (unaudited)
6 months
Franklin BSP Lending Fund:
Class R6	4.20%
Morningstar LSTA U.S. Leverage Loan 100 Index TR	0.42%
The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.
All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses.
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance of Class I shares is not shown because the inception date for this share class was January 29, 2026.
Total Annual Operating Expenses (unaudited)
As of the Fund’s current prospectus dated April 30, 2026, the gross total annual fund operating expense ratios were as follows:
	Class I	Class R6
Total annual operating expenses before expenses reimbursed	1.33%	1.30%
Total annual operating expenses after reimbursing expenses	1.00%	1.00%
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.
Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, Franklin Templeton Fund Adviser, LLC (“FTFA”), the Fund’s investment manager, has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the management fee, any distribution and servicing fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.25% per annum (excluding Excluded Expenses) of the Fund’s average daily net assets of each class of shares. In addition, the manager has agreed to waive the Fund’s management fee
Franklin BSP Lending Fund
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Performance review (cont’d)
to an extent sufficient to offset the net management fee payable in connection with an investment in an affiliated fund.
With respect to each class of shares, the Fund agrees to repay FTFA any fees waived or expenses assumed under the Expense Limitation Agreement for such class of shares, provided the repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for such class of shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays FTFA, whichever is lower. Any such repayments must be made within thirty-six months after the month in which FTFA earned the fee or incurred the expense. These arrangements cannot be terminated prior to December 31, 2027, without the consent of the Board.
RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a considerable amount of risk. The Fund should be viewed as a long-term investment, as it is inherently illiquid and suitable only for investors who can bear the risks associated with the limited liquidity of the Fund. The Fund is an “interval fund”, which, subject to applicable law, conducts quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding shares at a price equal to net asset value per share. Under normal market conditions, the Fund currently intends to repurchase 5% of its outstanding shares at net asset value per share on a quarterly basis. Shares will not be listed on a public exchange, and no secondary market is expected to develop. Shareholders may not be able to sell their shares in the Fund at all or at a favorable price. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund.
The Fund’s investments are highly concentrated in private debt investment opportunities in middle market companies in the United States, which it generally defines as companies with $25 million to $100 million EBITDA (including, but not limited to, directly originated corporate loans, broadly syndicated corporate loans, high yield corporate bonds, asset-backed opportunities across broad sectors such as corporate credit or real estate, collateralized debt obligations, which include collateralized bond obligations, collateralized loan obligations and other securitized products.), and therefore will be subject to the risks typically associated with private company investments. Price declines in the large corporate leveraged loan market may adversely affect the fair value of debt securities the Fund holds, reducing its net asset value through increased net unrealized depreciation. The Fund’s investments in portfolio companies may be risky, and the Fund could lose all or part of its investment if one or more of our significant equity or junior debt investment defaults on its payment obligations or fails to perform as we expect. The Fund intends to invest primarily in first and second lien senior secured loans and mezzanine debt issued by middle market companies. For senior secured lien loans, the collateral securing these investments may
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Franklin BSP Lending Fund

decrease in value or lose its entire value over time or may fluctuate based on the performance of the portfolio company which may lead to a loss in principal. Mezzanine debt investments are typically unsecured, and investing in mezzanine debt may involve a heightened level of risk, including a loss of principal or the loss of the entire investment. The Fund’s investments may include securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “high yield” or “junk” and have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal.
The Fund may employ leverage, which increases the volatility of investment returns and subjects the Fund to magnified losses if an underlying fund’s investments decline in value. The Fund may invest in certain fixed income securities which involve interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities falls. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Franklin BSP Lending Fund
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Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
As of June 30, 2026
As of December 31, 2025
80.3
78.0
8.6
6.8
7.9
4.5
0.7
3.4
2.5
7.3
Senior Secured 1st Lien Debt
Senior Secured 2nd Lien Debt
Subordinated Debt
Equity/Other Investments
Short-Term Investments

†
The bar graph above represents the composition of the Fund’s investments as of June 30, 2026, and December 31, 2025. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Franklin BSP Lending Fund 2026 Semi-Annual Report
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Consolidated schedule of investments (unaudited)
June 30, 2026
 Franklin BSP Lending Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Senior Secured 1st Lien Debt — 114.3%
Bank Loans — 109.4%
Aerospace & Defense — 9.0%
Advanced Integration Technology LP, Initial Term Loan (1 mo. Term SOFR + 5.750%)	9.370%	6/1/33	$11,817,000	$11,700,012 (a)(b)(c)(d)
Gravity Inc., Delayed Draw Term Loan	—	5/30/33	1,486,000	1,471,289 (c)(e)
Gravity Inc., Revolving Term Loan	—	5/30/33	744,000	736,634 (c)(e)
Gravity Inc., Term Loan (3 mo. Term SOFR + 4.750%)	8.412%	5/30/33	2,081,000	2,060,398 (a)(b)(c)(d)
Saturn Sound Bidco Ltd., Term Loan (1 mo. Term SOFR + 5.250%)	8.864%	12/3/31	11,956,855	11,956,854 (a)(b)(c)(d)
Total Aerospace & Defense				27,925,187
Air Freight & Logistics — 3.2%
ICAT Intermediate Holdings LLC, 4th Amendment Delayed Draw Term Loan	9.894%	3/1/29	1,500,992	1,483,430 (a)(b)(c)(d)(e)
ICAT Intermediate Holdings LLC, 4th Amendment Revolving Term Loan	—	3/1/29	228,000	225,333 (c)(e)
ICAT Intermediate Holdings LLC, 4th Amendment Term Loan (1 mo. Term SOFR + 6.250%)	9.894%	3/1/29	2,982,463	2,947,568 (a)(b)(c)(d)
ICAT Intermediate Holdings LLC, Delayed Draw Team Loan (1 mo. Term SOFR + 6.250%)	—	3/1/29	5,313,697	5,251,527 (c)(e)
Total Air Freight & Logistics				9,907,858
Capital Markets — 9.4%
CoreLogic Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	7.258%	6/2/28	1,492,167	1,477,246 (a)(b)(d)
Flow Traders Holding LLC, Revolving Term Loan (3 mo. Term SOFR + 5.000%)	8.674%	10/29/31	1,692,000	1,669,496 (a)(b)(c)(d)(e)
Flow Traders Holding LLC, Term Loan (3 mo. Term SOFR + 5.000%)	8.732%	10/29/31	4,478,160	4,418,601 (a)(b)(c)(d)
Modern Wealth Management, Delayed Draw Term Loan (1 mo. Term SOFR + 5.000%)	8.619-8.653%	8/27/32	1,546,376	1,536,170 (a)(b)(c)(d)
See Notes to Consolidated Financial Statements.
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Franklin BSP Lending Fund 2026 Semi-Annual Report

 Franklin BSP Lending Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Modern Wealth Management, Revolving Term Loan (1 mo. Term SOFR + 5.000%)	8.369%	8/29/31	$311,000	$308,947 (a)(b)(c)(d)(e)
Modern Wealth Management, Initial Term Loan (3 mo. Term SOFR + 5.000%)	8.732%	8/27/32	2,629,785	2,612,429 (a)(b)(c)(d)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.144%	7/31/31	2,479,925	2,396,227 (a)(b)(d)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.644%	7/31/31	997,487	967,742 (a)(b)(d)
Rialto Management Group LLC, 2024 Revolving Term Loan	—	12/5/30	751,000	751,000 (c)(e)
Rialto Management Group LLC, Incremental Term Loan (1 mo. Term SOFR + 5.000%)	8.644%	12/5/30	7,509,000	7,509,000 (a)(b)(c)(d)
Wharf Street Ratings Acquisition LLC, Delayed Draw Term Loan	—	9/16/32	492,000	487,621 (c)(e)
Wharf Street Ratings Acquisition LLC, Revolving Term Loan	—	9/16/32	492,000	487,621 (c)(e)
Wharf Street Ratings Acquisition LLC, Term Loan (1 mo. Term SOFR + 4.500%)	8.144%	9/16/32	4,407,850	4,368,620 (a)(b)(c)(d)
Total Capital Markets				28,990,720
Chemicals — 5.4%
BASF Coatings, USD Term Loan B	—	5/6/33	670,000	672,931
Reagent Chemical & Research Inc., Amendment No. 1 Incremental Term Loan (1 mo. Term SOFR + 5.250%)	8.894%	4/30/31	9,572,593	9,572,593 (a)(b)(c)(d)
US Salt Investors LLC, Revolving Term Loan	—	2/28/33	666,000	659,673 (c)(e)
US Salt Investors LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	7.923%	2/28/33	5,732,000	5,677,546 (a)(b)(c)(d)
Total Chemicals				16,582,743
Commercial Services & Supplies — 1.5%
Groome Purchaser LLC, Delayed Draw Term Loan A (3 mo. Term SOFR + 4.750%)	8.419%	8/29/31	602,000	596,823 (a)(b)(c)(d)
See Notes to Consolidated Financial Statements.
Franklin BSP Lending Fund 2026 Semi-Annual Report
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Consolidated schedule of investments (unaudited) (cont’d)
June 30, 2026
 Franklin BSP Lending Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Groome Purchaser LLC, Delayed Draw Term Loan B (3 mo. Term SOFR + 4.750%)	8.419%	8/29/31	$904,000	$896,225 (a)(b)(c)(d)(e)
Groome Purchaser LLC, Revolving Term Loan	—	8/29/31	452,000	448,113 (c)(e)
Groome Purchaser LLC, Initial Term Loan (3 mo. Term SOFR + 4.750%)	8.416%	8/29/31	2,822,815	2,798,539 (a)(b)(c)(d)
Total Commercial Services & Supplies				4,739,700
Construction & Engineering — 10.0%
Michael Baker International LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.232%	12/1/28	15,451,355	15,133,057 (a)(b)(c)(d)
Roadsafe Holdings Inc., Delayed Draw Term Loan	—	10/18/30	3,702,000	3,683,490 (c)(e)
Westwood Professional Services Inc., Amendment No. 1 Incremental Term Loan (3 mo. Term SOFR + 4.750%)	8.482%	9/19/31	12,300,403	12,300,403 (a)(b)(c)(d)
Total Construction & Engineering				31,116,950
Consumer Staples Distribution & Retail — 3.3%
Delivery Hero SE, 2026 Dollar Term Loan (3 mo. Term SOFR + 5.000%)	8.643%	6/30/32	1,500,000	1,516,875 (a)(b)(d)
Demakes Finance Co. LLC, Amendment No. 3 Term Loan (3 mo. Term SOFR + 5.500%)	9.165%	12/31/31	8,797,815	8,797,815 (a)(b)(c)(d)
Total Consumer Staples Distribution & Retail				10,314,690
Distributors — 2.1%
Charter Industries Holdings LLC, Delayed Draw Term Loan	—	10/1/32	608,000	608,000 (c)(e)
Charter Industries Holdings LLC, Revolving Term Loan	—	10/1/32	912,000	912,000 (c)(e)
Charter Industries Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 4.750%)	8.370%	10/1/32	5,024,572	5,024,572 (a)(b)(c)(d)
Total Distributors				6,544,572
Diversified Consumer Services — 1.3%
Wand NewCo 3 Inc., Tranche B-2 Term Loan (1 mo. Term SOFR + 2.500%)	6.122%	1/30/31	138	138 (a)(b)(d)
See Notes to Consolidated Financial Statements.
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Franklin BSP Lending Fund 2026 Semi-Annual Report

 Franklin BSP Lending Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
WIN Holdings III Corp., 2025 Term Loan (1 mo. Term SOFR + 5.100%)	8.737%	7/14/28	$3,489,630	$3,489,630 (a)(b)(c)(d)
WIN Holdings III Corp., 2026 Term Loan (1 mo. Term SOFR + 5.850%)	9.487%	7/17/28	494,505	494,505 (a)(b)(c)(d)
Total Diversified Consumer Services				3,984,273
Diversified Telecommunication Services — 6.0%
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.144%	1/30/32	1,488,693	1,429,354 (a)(b)(d)
Hunter Communications & Technologies LLC, Delayed Draw Team Loan (1 mo. Term SOFR + 4.750%)	8.394%	3/31/32	2,855,000	2,827,592 (a)(b)(c)(d)(e)
Hunter Communications & Technologies LLC, Revolving Term Loan	—	3/31/32	572,000	566,509 (c)(e)
Hunter Communications & Technologies LLC, Initial Term Loan (1 mo. Term SOFR + 4.750%)	8.394%	3/31/32	5,282,000	5,231,293 (a)(b)(c)(d)
Last Dance Intermediate II LLC, 2026 Incremental Delayed Draw Term Loan (1 mo. Term SOFR + 4.750%)	8.394%	3/31/31	7,488,000	7,488,000 (a)(b)(c)(d)(e)
Zayo Group Holdings Inc., Dollar Term Loan (1 mo. Term SOFR + 3.114%)	6.758%	3/11/30	1,179,285	1,180,464 (a)(b)(d)
Total Diversified Telecommunication Services				18,723,212
Electrical Equipment — 5.3%
Trystar LLC, Amendment No. 2 Incremental Delayed Draw Term Loan	—	8/6/31	10,636,000	10,636,000 (c)(e)
Trystar LLC, Amendment No. 2 Incremental Revolving Term Loan	—	8/6/31	2,836,000	2,836,000 (c)(e)
Trystar LLC, Amendment No. 2 Incremental Term Loan (3 mo. Term SOFR + 4.500%)	8.163%	8/6/31	2,836,000	2,836,000 (a)(b)(c)(d)
Total Electrical Equipment				16,308,000
Energy Equipment & Services — 0.5%
Venture Global Calcasieu Pass LLC, Initial Term Loan (6 mo. Term SOFR + 3.250%)	6.954%	4/11/33	1,480,000	1,486,068 (a)(b)(d)
See Notes to Consolidated Financial Statements.
Franklin BSP Lending Fund 2026 Semi-Annual Report
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Consolidated schedule of investments (unaudited) (cont’d)
June 30, 2026
 Franklin BSP Lending Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Financial Services — 8.3%
Aprio Advisory Group LLC, 2025 Incremental Delayed Draw Term Loan (3 mo. Term SOFR + 4.750%)	8.482%	8/1/31	$10,536,000	$10,440,122 (a)(b)(c)(d)(e)
Aprio Advisory Group LLC, Revolving Term Loan	—	8/1/31	855,000	847,219 (c)(e)
DayMark Wealth Partners LLC, Delayed Draw Term Loan	—	6/1/32	4,000,000	3,960,400 (c)(e)
DayMark Wealth Partners LLC, Revolving Term Loan	—	6/2/31	500,000	495,050 (c)(e)
DayMark Wealth Partners LLC, Term Loan (3 mo. Term SOFR + 4.250%)	7.910%	6/1/32	3,000,000	2,970,300 (a)(b)(c)(d)
Jump Financial LLC, Term Loan B1 (3 mo. Term SOFR + 3.500%)	7.232%	2/26/32	2,433,685	2,436,728 (a)(b)(c)(d)
Wipfli Advisory LLC, Delayed Draw Term Loan (3 mo. Term SOFR + 4.250%)	7.913%	10/1/32	1,037,000	1,034,719 (a)(b)(c)(d)(e)
Wipfli Advisory LLC, Revolving Term Loan	—	10/1/32	691,000	687,891 (c)(e)
Wipfli Advisory LLC, Term Loan (3 mo. Term SOFR + 4.250%)	7.942%	10/1/32	2,764,000	2,757,919 (a)(b)(c)(d)
Total Financial Services				25,630,348
Health Care Providers & Services — 1.5%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.370%	5/1/31	2,478,567	2,273,317 (a)(b)(d)
Raven Acquisition Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 3.000%)	6.644%	11/19/31	928,300	917,197 (a)(b)(d)
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Loan	—	11/19/31	67,000	66,199 (e)
Zelis Cost Management Buyer Inc., Amendment No. 5 Term Loan (1 mo. Term SOFR + 3.250%)	6.894%	11/26/31	1,484,924	1,451,982 (a)(b)(d)
Total Health Care Providers & Services				4,708,695
Health Care Technology — 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	7.832%	10/1/27	994,737	981,477 (a)(b)(d)
Insurance — 6.1%
Alera Group Inc., 2026 New Term Loan (1 mo. Term SOFR + 2.750%)	6.394%	5/28/32	995,000	948,116 (a)(b)(d)
See Notes to Consolidated Financial Statements.
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Franklin BSP Lending Fund 2026 Semi-Annual Report

 Franklin BSP Lending Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Galway Borrower LLC, Refinancing Term Loan B (3 mo. Term SOFR + 4.500%)	8.232%	9/29/28	$1,072,911	$1,072,911 (a)(b)(c)(d)
Galway Borrower LLC, 2nd Amendment Delayed Draw Term Loan (3 mo. Term SOFR + 4.500%)	8.232%	9/29/28	1,778,288	1,778,288 (a)(b)(c)(d)
HIG Operations Holdings Inc., Amendment No. 6 Delayed Draw Term Loan B (1 mo. Term SOFR + 4.500%)	8.144%	6/11/31	14,987,063	14,987,062 (a)(b)(c)(d)(e)
Total Insurance				18,786,377
Interactive Media & Services — 0.5%
CMI Marketing Inc., Term Loan B (1 mo. Term SOFR + 4.364%)	8.008%	3/23/28	1,484,375	1,427,471 (a)(b)(d)
Life Sciences Tools & Services — 0.5%
Resonetics LLC, 2025 Specified Refinancing Term Loan (3 mo. Term SOFR + 2.750%)	6.419%	6/18/31	1,485,000	1,485,000 (a)(b)(d)
Oil, Gas & Consumable Fuels — 8.4%
ACE Solutions LLC, Specified Use Delayed Draw Term Loan	—	3/24/32	6,836,000	6,738,245 (a)(b)(c)(d)
ACE Solutions LLC, Closing Date Delayed Draw Term Loan	—	3/24/32	2,849,000	2,808,259 (c)(e)
ACE Solutions LLC, Initial Term Loan (3 mo. Term SOFR + 5.250%)	8.978%	3/24/32	9,566,025	9,429,231 (a)(b)(c)(d)
Palmdale Oil Co. LLC, Initial Term Loan (3 mo. Term SOFR + 4.750%)	8.482%	12/12/31	4,005,207	3,987,184 (a)(b)(c)(d)
Palmdale Oil Co. LLC, Closing Date Delayed Draw Term Loan	—	12/12/31	3,094,000	3,080,077 (c)(e)
Total Oil, Gas & Consumable Fuels				26,042,996
Professional Services — 15.4%
Axiom Global Inc., 7th Amendment Term Loan (6 mo. Term SOFR + 4.750%)	8.751%	10/2/28	14,925,000	14,925,000 (a)(b)(c)(d)
Bayou Holdings Buyer Inc., Delayed Draw Term Loan	—	9/18/31	705,000	705,000 (c)(e)
Bayou Holdings Buyer Inc., Revolving Term Loan	—	9/18/31	564,000	564,000 (c)(e)
Bayou Holdings Buyer Inc., Term Loan (3 mo. Term SOFR + 4.750%)	8.482%	9/18/31	3,639,498	3,639,497 (a)(b)(c)(d)
Onesource Virtual Inc., Revolving Term Loan	—	1/31/33	2,503,000	2,491,236 (c)(e)
See Notes to Consolidated Financial Statements.
Franklin BSP Lending Fund 2026 Semi-Annual Report
|13

Consolidated schedule of investments (unaudited) (cont’d)
June 30, 2026
 Franklin BSP Lending Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Onesource Virtual Inc., Initial Term Loan (3 mo. Term SOFR + 4.750%)	8.482%	1/31/33	$17,149,464	$17,068,862 (a)(b)(c)(d)
Trinity Air Consultants Holdings Corp., Delayed Draw Term Loan	—	6/29/29	602,000	602,000 (c)(e)
Trinity Air Consultants Holdings Corp., Revolving Term Loan	—	6/29/29	161,000	161,000 (c)(e)
Trinity Air Consultants Holdings Corp., 2025 Incremental Term Loan (3 mo. Term SOFR + 4.350%)	8.025%	6/29/29	2,794,955	2,794,955 (a)(b)(c)(d)
Victors CCC Buyer LLC, Amendment No.6 Incremental Delayed Draw Term Loan	—	6/1/29	936,000	936,000 (c)(e)
Victors CCC Buyer LLC, Amendment No.6 Incremental Term Loan (3 mo. Term SOFR + 4.500%)	8.169%	6/1/29	2,800,980	2,800,980 (a)(b)(c)(d)
Victors CCC Buyer LLC, 5th Amendment Incremental Term Loan (3 mo. Term SOFR + 4.500%)	8.164%	6/1/29	835,905	835,905 (a)(b)(c)(d)
Total Professional Services				47,524,435
Semiconductors & Semiconductor Equipment — 0.5%
Altar Bidco Inc., Initial Term Loan (3 mo. Term SOFR + 3.350%)	6.858%	2/1/29	1,492,228	1,493,317 (a)(b)(d)
Software — 9.4%
Saab Purchaser Inc., 1st Amendment Delayed Draw Term Loan	—	11/12/31	2,971,000	2,942,479 (c)(e)
Saab Purchaser Inc., Revolving Term Loan	—	11/12/31	396,000	392,198 (c)(e)
Saab Purchaser Inc., 1st Amendment Term Loan (3 mo. Term SOFR + 4.500%)	8.232%	11/12/31	3,070,000	3,040,528 (a)(b)(c)(d)
Vanco Payment Solutions LLC, Revolving Term Loan	—	12/1/31	492,000	487,129 (c)(e)
Vanco Payment Solutions LLC, 7th Amendment Term Loan (3 mo. Term SOFR + 4.750%)	8.482%	12/1/31	10,391,780	10,288,901 (a)(b)(c)(d)
Varicent Intermediate Holdings Corp., Amendment No. 1 Delayed Draw Term Loan	—	8/22/31	210,000	206,325 (c)(e)
Varicent Intermediate Holdings Corp., Amendment No. 1 Revolving Term Loan	—	8/22/31	99,000	97,268 (c)(e)
See Notes to Consolidated Financial Statements.
14|
Franklin BSP Lending Fund 2026 Semi-Annual Report

 Franklin BSP Lending Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Varicent Intermediate Holdings Corp., Amendment No. 1 Term Loan (3 mo. Term SOFR + 2.750%)	6.450%	8/22/31	$852,000	$837,090 (a)(b)(c)(d)
Zendesk Inc., 2024 Delayed Draw Term Loan	8.728%	11/22/28	1,303,436	1,282,581 (a)(b)(c)
Zendesk Inc., 2025 Delayed Draw Term Loan	8.728%	11/22/28	684,138	673,192 (a)(b)(c)
Zendesk Inc., 2024 Revolving Term Loan	—	11/22/28	825,188	811,985 (c)(e)
Zendesk Inc., 2024 Term Loan (3 mo. Term SOFR + 5.000%)	8.728%	11/22/28	8,084,647	7,955,293 (a)(b)(c)(d)
Total Software				29,014,969
Specialty Retail — 1.5%
Phillips Pet Food & Supplies LLC, Revolving Term Loan (1 mo. Term SOFR + 5.500%)	9.165%	4/14/31	4,566,379	4,566,379 (a)(b)(c)(d)(e)

Total Bank Loans (Cost — $337,240,089)				338,285,437
Corporate Bonds & Notes — 4.9%
Diversified Telecommunication Services — 0.5%
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	1,500,000	1,437,024 (f)
Electric Utilities — 0.4%
Pacific Gas and Electric Co., First Mortgage Bonds	5.900%	10/1/54	1,500,000	1,418,467
Financial Services — 0.5%
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,500,000	1,551,691 (g)
Health Care Providers & Services — 0.5%
Tenet Healthcare Corp., Senior Secured Notes	6.750%	5/15/31	1,500,000	1,537,359
IT Services — 1.5%
APLD ComputeCo 2 LLC, Senior Secured Notes	6.750%	3/15/31	1,000,000	1,004,303 (g)
Cipher Compute LLC, Senior Secured Notes	7.125%	11/15/30	1,500,000	1,561,159 (g)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	2,000,000	2,101,926 (g)
Total IT Services				4,667,388
See Notes to Consolidated Financial Statements.
Franklin BSP Lending Fund 2026 Semi-Annual Report
|15

Consolidated schedule of investments (unaudited) (cont’d)
June 30, 2026
 Franklin BSP Lending Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	$1,500,000	$1,376,009
Passenger Airlines — 1.1%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	1,500,000	1,519,537 (g)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	2,000,000	1,814,136 (g)
Total Passenger Airlines				3,333,673

Total Corporate Bonds & Notes (Cost — $15,650,707)				15,321,611

Total Senior Secured 1st Lien Debt (Cost — $352,890,796)				353,607,048
Senior Secured 2nd Lien Debt — 12.2%
Bank Loans — 12.2%
Electrical Equipment — 3.1%
Resilience Parent LLC, Initial Term Loan (3 mo. Term SOFR + 5.250%)	8.982%	2/27/34	9,785,000	9,691,064 (a)(b)(c)(d)
Financial Services — 5.5%
Ascensus Group Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.250%)	8.982%	11/25/33	16,755,000	16,922,550 (a)(b)(c)(d)
Health Care Equipment & Supplies — 2.2%
Hologic Inc., Initial Term Loan (3 mo. Term SOFR + 5.000%)	8.745%	4/7/34	6,817,000	6,761,646 (a)(b)(d)
Machinery — 1.4%
Victory Buyer LLC, 2026 Term Loan (3 mo. Term SOFR + 6.000%)	9.663%	2/13/34	4,348,000	4,306,694 (a)(b)(c)(d)

Total Bank Loans (Cost — $37,422,247)				37,681,954

Total Senior Secured 2nd Lien Debt (Cost — $37,422,247)				37,681,954
Subordinated Debt — 11.2%
Corporate Bonds & Notes — 11.2%
Aerospace & Defense — 0.5%
TransDigm Inc., Subordinated Notes	6.750%	1/31/34	1,500,000	1,539,636 (g)
Diversified Telecommunication Services — 0.5%
American Tower Corp., Senior Notes	4.700%	12/15/32	1,500,000	1,476,064
Electrical Equipment — 0.3%
Vertiv Holdings Co., Senior Notes	4.850%	3/15/36	1,000,000	971,597
See Notes to Consolidated Financial Statements.
16|
Franklin BSP Lending Fund 2026 Semi-Annual Report

 Franklin BSP Lending Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — 0.6%
Freedom Mortgage Holdings LLC, Senior Notes	6.875%	5/1/31	$2,000,000	$1,942,535 (g)
Ground Transportation — 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes	8.000%	2/15/31	1,500,000	1,515,945 (g)
Health Care Technology — 0.8%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	2,500,000	2,398,622 (g)
Hotels, Restaurants & Leisure — 0.5%
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	1,500,000	1,456,909 (g)
Interactive Media & Services — 0.5%
Neptune Bidco US Inc., Senior Secured Notes	9.290%	4/15/29	1,500,000	1,530,919 (g)
IT Services — 2.3%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	1,500,000	1,619,032 (g)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	1,150,000	1,167,021 (g)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	1,000,000	1,007,230 (g)
CoreWeave Inc., Senior Notes	9.750%	10/1/31	1,500,000	1,497,756 (g)
Flash Compute LLC, Senior Secured Notes	7.250%	12/31/30	1,000,000	1,029,473 (g)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	1,000,000	986,218 (g)
Total IT Services				7,306,730
Media — 0.8%
Sirius XM Radio LLC, Senior Notes	5.875%	4/15/32	1,500,000	1,483,355 (g)
Univision Communications Inc., Senior Secured Notes	8.875%	4/15/33	1,000,000	985,104 (g)
Total Media				2,468,459
Metals & Mining — 1.0%
Novelis Corp., Senior Notes	6.875%	1/30/30	1,500,000	1,538,826 (g)
Taseko Mines Ltd., Senior Secured Notes	8.250%	5/1/30	1,500,000	1,567,302 (g)
Total Metals & Mining				3,106,128
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Rithm Capital Corp., Senior Notes	8.000%	7/15/30	2,000,000	1,996,442 (g)
Passenger Airlines — 0.5%
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	1,500,000	1,491,102
See Notes to Consolidated Financial Statements.
Franklin BSP Lending Fund 2026 Semi-Annual Report
|17

Consolidated schedule of investments (unaudited) (cont’d)
June 30, 2026
 Franklin BSP Lending Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices Inc., Senior Notes	4.393%	6/1/52	$1,500,000	$1,259,330
Broadcom Inc., Senior Notes	3.500%	2/15/41	1,500,000	1,199,151
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	1,500,000	1,509,864 (g)
Total Semiconductors & Semiconductor Equipment				3,968,345
Software — 0.5%
Oracle Corp., Senior Notes	6.250%	11/9/32	1,500,000	1,542,317

Total Corporate Bonds & Notes (Cost — $34,964,148)				34,711,750
Bank Loans — 0.0%
Professional Services — 0.0%
Onesource Virtual Inc., Initial Term Loan (Cost — $10,000)	12.000%	1/30/34	10,000	8,755 (a)(b)(c)

Total Subordinated Debt (Cost — $34,974,148)				34,720,505
Equity/Other Investments — 1.1%
		Acquisition Date	Cost
Equity — 1.1%
Financial Services — 1.0%
BSP Equipment Financing LLC		11/12/25	2,978,727	2,978,727 (c)(h)(i)(j)
Trading Companies & Distributors — 0.1%
BSP Aviation Ireland Holdings Ltd.		6/25/26	299,971	299,971 (c)(j)

Total Equity (Cost — $3,278,698)				3,278,698
			Shares
Common Stocks†† — 0.0%
Professional Services — 0.0%††
Onesource Virtual Inc., (Cost — $0)			1,269	1,294 (c)

Total Equity/Other Investments (Cost — $3,278,698)				3,279,992

Total Investments before Short-Term Investments (Cost — $428,565,889)				429,289,499
See Notes to Consolidated Financial Statements.
18|
Franklin BSP Lending Fund 2026 Semi-Annual Report

 Franklin BSP Lending Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 3.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $11,219,146)	3.577%	11,219,146	$11,219,146 (j)(k)
Total Investments — 142.4% (Cost — $439,785,035)			440,508,645
Liabilities in Excess of Other Assets — (42.4)%			(131,221,731)
Total Net Assets — 100.0%			$309,286,914

††	Represents less than 0.1%.
(a)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)
All or a portion of this loan is unfunded as of June 30, 2026. The interest rate for fully unfunded term loans is to be determined. At June 30, 2026, the total principal amount of unfunded commitments totaled $83,236,130.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)
Investment has no redemption provision, is issued in private placement transactions and are restricted to resale.
The investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under the acquisition date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investment as of June 30, 2026 was $2,978,727, or 1.0% of net assets.

(i)	Investment has a total capital commitment of $6,177,000, of which $3,198,273 remained unfunded at June 30, 2026.
(j)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $14,497,844 and the cost was $14,497,844 (Note 9).

(k)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Consolidated Financial Statements.
Franklin BSP Lending Fund 2026 Semi-Annual Report
|19

Consolidated statement of assets and liabilities (unaudited)
June 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $425,287,191)	$426,010,801
Investments in affiliated securities, at value (Cost — $14,497,844)	14,497,844
Cash	1,274,626
Receivable for securities sold	3,016,261
Interest receivable	1,774,032
Receivable from investment manager	192,073
Deferred loan financing costs	145,430
Deferred offering costs	62,741
Dividends receivable from affiliated investments	16,050
Receivable for Fund shares sold	3,239
Prepaid expenses	10,624
Total Assets	447,003,721
Liabilities:
Payable for securities purchased	85,131,053
Loan payable (Note 5)	50,000,000
Distributions payable	1,920,200
Interest and commitment fees payable	231,799
Payable for offering costs	20,362
Trustees’ fees payable	11,847
Accrued expenses	401,546
Total Liabilities	137,716,807
Total Net Assets	$309,286,914
Net Assets:
Paid-in capital	$307,895,467
Total distributable earnings (loss)	1,391,447
Total Net Assets	$309,286,914
Net Assets:
Class I	$1,011,105
Class R6	$308,275,809
Shares Outstanding:
Class I	101,497
Class R6	30,396,832
Net Asset Value:
Class I	$9.96
Class R6	$10.14
See Notes to Consolidated Financial Statements.
20|
Franklin BSP Lending Fund 2026 Semi-Annual Report

Consolidated statement of operations (unaudited)
For the Six Months Ended June 30, 2026

Investment Income:
Interest	$11,601,381
Dividends from affiliated investments	327,906
Total Investment Income	11,929,287
Expenses:
Investment management fee (Note 2)	1,039,193
Interest expense (Note 5)	601,866
Offering costs (Note 1)	306,935
Legal fees	267,995
Organization costs (Note 1)	88,182
Audit and tax fees	67,343
Amortization of deferred loan financing costs	49,658
Trustees’ fees	27,800
Transfer agent fees	27,380
Commitment fees (Note 5)	23,271
Fund accounting fees	18,910
Shareholder reports	3,519
Franchise taxes	1,150
Registration fees	1,067
Custody fees	97
Miscellaneous expenses	88,744
Total Expenses	2,613,110
Less: Fee waivers and/or expense reimbursements (Notes 2 and 6)	(1,574,316)
Net Expenses	1,038,794
Net Investment Income	10,890,493
Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	646,140
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(55,442)
Net Gain on Investments	590,698
Increase in Net Assets From Operations	$11,481,191
See Notes to Consolidated Financial Statements.
Franklin BSP Lending Fund 2026 Semi-Annual Report
|21

Consolidated statements of changes in net assets

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025†
Operations:
Net investment income	$10,890,493	$3,151,097
Net realized gain	646,140	1,190
Change in net unrealized appreciation (depreciation)	(55,442)	779,052
Increase in Net Assets From Operations	11,481,191	3,931,339
Distributions to Shareholders From (Notes 1 and 7):
Total distributable earnings	(10,907,251)	(3,128,189)
Decrease in Net Assets From Distributions to Shareholders	(10,907,251)	(3,128,189)
Capital Share Transactions (Note 8):
Net proceeds from sale of shares	101,459,545	206,450,000
Reinvestment of distributions	279	—
Increase in Net Assets From Capital Share Transactions	101,459,824	206,450,000
Increase in Net Assets	102,033,764	207,253,150
Net Assets:
Beginning of period	207,253,150	—
End of period	$309,286,914	$207,253,150

†	For the period August 7, 2025 (inception date) to December 31, 2025.
See Notes to Consolidated Financial Statements.
22|
Franklin BSP Lending Fund 2026 Semi-Annual Report

Consolidated statement of cash flows (unaudited)
For the Six Months Ended June 30, 2026

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$11,481,191
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(247,875,078)
Sales of portfolio securities	69,498,921
Net purchases, sales and maturities of short-term investments	8,290,291
Net amortization of premium (accretion of discount)	(1,049,181)
Amortization of deferred loan financing costs	49,658
Increase in receivable for securities sold	(1,518,160)
Increase in interest receivable	(485,927)
Increase in prepaid expenses	(10,624)
Decrease in dividends receivable from affiliated investments	95,810
Increase in receivable from investment manager	(79,013)
Decrease in deferred offering costs	306,935
Decrease in payable for offering costs	(18,781)
Decrease in payable for organization costs	(67,780)
Increase in payable for securities purchased	21,374,609
Decrease in Trustees’ fees payable	(11,982)
Increase in interest and commitment fees payable	231,799
Increase in accrued expenses	59,352
Net realized gain on investments	(646,140)
Change in net unrealized appreciation (depreciation) of investments	55,442
Net Cash Used in Operating Activities*	(140,318,658)
Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(10,102,324)
Proceeds from loan facility borrowings	67,000,000
Repayment of loan facility borrowings	(17,000,000)
Proceeds from sale of shares (net of receivable for Fund shares sold)	101,456,306
Loan financing costs paid	(195,088)
Net Cash Provided by Financing Activities	141,158,894
Net Increase in Cash and Restricted Cash	840,236
Cash and restricted cash at beginning of period	434,390
Cash and restricted cash at end of period	$1,274,626

*	Included in operating expenses is $393,338 paid for interest and commitment fees on borrowings.
See Notes to Consolidated Financial Statements.
Franklin BSP Lending Fund 2026 Semi-Annual Report
|23

Consolidated statement of cash flows (unaudited) (cont’d)
For the Six Months Ended June 30, 2026
The following table provides a reconciliation of cash and restricted cash reported within the Consolidated Statement of Assets and Liabilities that sums to the total of such amounts shown on the Consolidated Statement of Cash Flows.
June 30, 2026
Cash	$1,274,626
Restricted cash	—
Total cash and restricted cash shown in the Consolidated Statement of Cash Flows	$1,274,626

Non-Cash Financing Activities:
Proceeds from reinvestment of distributions	$279
See Notes to Consolidated Financial Statements.
24|
Franklin BSP Lending Fund 2026 Semi-Annual Report

Consolidated financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]
Net asset value, beginning of period	$10.00
Income from operations:
Net investment income	0.32
Net realized and unrealized gain	0.02
Total income from operations	0.34
Less distributions from:
Net investment income	(0.38)
Total distributions	(0.38)
Net asset value, end of period	$9.96
Total return[3,4]	3.45%
Net assets, end of period (000s)	$1,011
Ratios to average net assets:
Gross expenses[5,6]	1.98%
Net expenses[5,6,7,8]	0.82
Net investment income[5]	7.76
Portfolio turnover rate	19%
Supplemental data:
Loan Outstanding, End of Period (000s)	$50,000
Asset Coverage Ratio for Loan Outstanding[9]	719%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[9]	$7,186
Weighted Average Loan (000s)	$31,738
Weighted Average Interest Rate on Loan	5.42%

See Notes to Consolidated Financial Statements.
Franklin BSP Lending Fund 2026 Semi-Annual Report
|25

Consolidated financial highlights (cont’d)
[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period January 29, 2026 (inception date) to June 30, 2026 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[5]	Annualized.
[6]	Includes expenses related to borrowings of 0.45% for the period ended June 30, 2026.
[7]
Pursuant to an expense limitation agreement with the Fund, the manager has agreed to waive fees and/or to assume expenses of the Fund, if required, to ensure certain annual operating expenses do not exceed 0.25%
per annum of the average daily net assets. The manager is permitted to recapture amounts foregone or reimbursed within thirty-six months after the month the manager earned the fee or incurred the expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027, without the Board of Trustee’s consent. Refer to Note 2 for additional information. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with an investment in an affiliated fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.
See Notes to Consolidated Financial Statements.
26|
Franklin BSP Lending Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R6 Shares[1]	2026[2]	2025[3]
Net asset value, beginning of period	$10.11	$10.00
Income from operations:
Net investment income	0.39	0.27
Net realized and unrealized gain	0.02	0.04
Total income from operations	0.41	0.31
Less distributions from:
Net investment income	(0.38)	(0.20)
Total distributions	(0.38)	(0.20)
Net asset value, end of period	$10.14	$10.11
Total return[4,5]	4.20%	3.04%
Net assets, end of period (millions)	$308	$207
Ratios to average net assets:
Gross expenses[6]	1.89%[7]	3.24%
Net expenses[6,8,9]	0.75 [7]	0.23
Net investment income[6]	7.86	6.76
Portfolio turnover rate	19%	3%
Supplemental data:
Loan Outstanding, End of Period (000s)	$50,000	—
Asset Coverage Ratio for Loan Outstanding[10]	719%	—
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[10]	$7,186	—
Weighted Average Loan (000s)	$31,738	—
Weighted Average Interest Rate on Loan	5.42%	—

See Notes to Consolidated Financial Statements.
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Consolidated financial highlights (cont’d)
[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	For the period August 7, 2025 (inception date) to December 31, 2025.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[6]	Annualized.
[7]	Includes expenses related to borrowings of 0.45% for the period ended June 30, 2026.
[8]
Pursuant to an expense limitation agreement with the Fund, the manager has agreed to waive fees and/or to assume expenses of the Fund, if required, to ensure certain annual operating expenses do not exceed 0.25%
per annum of the average daily net assets. The manager is permitted to recapture amounts foregone or reimbursed within thirty-six months after the month the manager earned the fee or incurred the expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027, without the Board of Trustee’s consent. Refer to Note 2 for additional information. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with an investment in an affiliated fund.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.
See Notes to Consolidated Financial Statements.
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Franklin BSP Lending Fund 2026 Semi-Annual Report

Notes to consolidated financial statements (unaudited)
1. Organization and significant accounting policies
Franklin BSP Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates as an “interval fund”. The Fund commenced operations on August 7, 2025. As of June 30, 2026, the Fund had shares issued and outstanding of Class I and Class R6. Class I commenced operations on January 29, 2026. Class I and Class R6 shares do not incur a sales load or distribution and shareholder servicing fee. The Fund has an unlimited number of shares authorized with no par value per share.
The Fund’s investment objective is to generate risk-adjusted returns (i.e., returns made relative to the amount of risk taken) with consistent current income. The Fund seeks to achieve its investment objective through private debt investment opportunities in middle-market companies in the United States, which it generally defines as companies with $25 million to $100 million EBITDA. Under normal circumstances, debt investments will represent at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes). The investment portfolio will consist of privately offered secured debt (including senior secured, unitranche, and second-lien debt) and unsecured debt (including senior unsecured and subordinated debt) across directly originated corporate loans and, to a lesser extent, broadly syndicated corporate loans, collateralized loan obligations and high yield corporate bonds. The Fund also intends to invest a portion of its assets in a portfolio of liquid assets, including cash and cash equivalents, liquid fixed income securities and other credit instruments, derivatives and other investment companies, including money market funds and exchange traded funds.
The Fund is designed primarily for long-term investors and not as a trading vehicle. The Fund is an “interval fund”, which, subject to applicable law, conducts quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding shares at a price equal to net asset value (“NAV”) per share. Under normal market conditions, the Fund currently intends to repurchase 5% of its outstanding shares at NAV per share on a quarterly basis. It is also possible that a repurchase offer may be oversubscribed, with the result that the shareholders of the Fund may only be able to have a portion of their shares repurchased. The Fund does not currently intend to list its shares for trading on any national securities exchange. The shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to provide liquidity to shareholders, shareholders should consider their shares to be illiquid.
The Fund may make investments through one or more wholly-owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries”). The Fund may form a Subsidiary in order to pursue its investment objective and strategies. Unless otherwise noted, these financial statements are the consolidated financial statements of the Fund and its wholly-owned Subsidiaries. All intercompany transactions have been eliminated in consolidation. As of June 30, 2026, the Fund’s sole wholly-owned subsidiary is FBLEND Equipment Finance
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Notes to consolidated financial statements (unaudited) (cont’d)
Holdings LLC (“FBLEND Sub”). FBLEND Sub is a Delaware limited liability company that has elected to be taxed as a corporation for federal income tax purposes. As of June 30, 2026, 0.7% of the Fund’s total market value of investments is held by FBLEND Sub.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation.  The Fund calculates its net asset value on a daily basis by subtracting liabilities (including accrued expenses or distributions) from the total assets of the Fund (the value of investments, plus cash or other assets, including interest and distributions accrued but not yet received). The Fund’s assets and liabilities are valued in accordance with GAAP using the principles set forth below.
Valuation oversight
Pursuant to policies adopted by the Board of Trustees (the “Board”), the Manager has been designated as the valuation designee and is responsible for the oversight of the valuation process. The Board has designated the Manager to perform these fair value determinations relating to the value of such investments, in accordance with such procedures and Rule 2a-5 under the 1940 Act. The Fund’s Manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s Manager and the Board. The Board oversees the Valuation Committee’s implementation of the valuation policy and may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations. Fair valuation is based on, among other things, input from the Manager, the Valuation Committee, and one or more independent valuation firms.
Investments without a readily determinable fair value are primarily valued using a market approach, an income approach, or both approaches, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business). The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches,
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Franklin BSP Lending Fund 2026 Semi-Annual Report

the types of factors that the Fund management may take into account in fair value pricing the Fund’s investments include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cashflows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, and enterprise values, among other factors. When available, broker quotations and/or quotations provided by pricing services are considered as an input in the valuation process. With respect to investments for which market quotations are not readily available, a multi-step valuation process is undertaken, as described below:
The valuations for fixed income securities (which may include, but are not limited to, corporate bonds, mortgage-backed and asset-back securities, and collateralized mortgage obligations) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third-party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Manager to be unreliable, the market price may be determined by the Manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board.
When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The
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Notes to consolidated financial statements (unaudited) (cont’d)
Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
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Franklin BSP Lending Fund 2026 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
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Notes to consolidated financial statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Bank Loans:
Aerospace & Defense	—	—	$27,925,187	$27,925,187
Air Freight & Logistics	—	—	9,907,858	9,907,858
Capital Markets	—	$4,841,215	24,149,505	28,990,720
Chemicals	—	672,931	15,909,812	16,582,743
Commercial Services & Supplies	—	—	4,739,700	4,739,700
Construction & Engineering	—	—	31,116,950	31,116,950
Consumer Staples Distribution & Retail	—	1,516,875	8,797,815	10,314,690
Distributors	—	—	6,544,572	6,544,572
Diversified Consumer Services	—	138	3,984,135	3,984,273
Diversified Telecommunication Services	—	2,609,818	16,113,394	18,723,212
Electrical Equipment	—	—	25,999,064	25,999,064
Financial Services	—	—	42,552,898	42,552,898
Insurance	—	948,116	17,838,261	18,786,377
Machinery	—	—	4,306,694	4,306,694
Oil, Gas & Consumable Fuels	—	—	26,042,996	26,042,996
Professional Services	—	—	47,533,190	47,533,190
Software	—	—	29,014,969	29,014,969
Specialty Retail	—	—	4,566,379	4,566,379
Other Bank Loans	—	18,343,674	—	18,343,674
Corporate Bonds & Notes	—	50,033,361	—	50,033,361
Equity	—	—	3,278,698	3,278,698
Common Stocks	—	—	1,294	1,294
Total Long-Term Investments	—	78,966,128	350,323,371	429,289,499
Short-Term Investments†	$11,219,146	—	—	11,219,146
Total Investments	$11,219,146	$78,966,128	$350,323,371	$440,508,645

†	See Consolidated Schedule of Investments for additional detailed categorizations.
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Franklin BSP Lending Fund 2026 Semi-Annual Report

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases
Bank Loans*:
Aerospace & Defense	—	$7,116	—	$143,957	$27,774,114
Air Freight & Logistics	$4,663,747	12,295	$225	15,631	5,233,992
Capital Markets	24,201,319	15,835	633	(1,733)	—
Chemicals	10,103,000	14,236	7,491	(18,528)	6,334,020
Commercial Services & Supplies	4,749,927	2,975	126	857	—
Construction & Engineering	16,005,000	76,672	1,641	131,074	15,984,675
Consumer Staples Distribution & Retail	—	2,050	—	272,882	8,522,883
Distributors	6,624,786	4,054	1,364	58,796	—
Diversified Consumer Services	3,516,000	7,596	260	2,084	487,060
Diversified Telecommunication Services	—	8,437	—	69,927	16,035,030
Electrical Equipment	—	10,158	41,887	76,094	30,493,925
Financial Services	34,404,601	15,181	27	271,654	7,872,750
Insurance	17,865,527	1,319	(16)	(1,303)	—
Machinery	—	1,633	—	541	4,304,520
Oil, Gas & Consumable Fuels	7,101,840	12,130	346	(15,427)	19,914,875
Professional Services	23,470,911	53,774	2,883	23,613	39,324,040
Software	29,331,489	30,985	1,191	(226,636)	—
Specialty Retail	—	—	—	—	4,806,000
Equity	2,459,859	—	—	—	818,839
Common Stocks	—	—	—	1,294	—
Total	$184,498,006	$276,446	$58,058	$804,777	$187,906,723

*	Prior period sector classifications have been updated to reflect current classifications as of June 30, 2026.
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Notes to consolidated financial statements (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2026
Bank Loans*:
Aerospace & Defense	—	—	—	$27,925,187	$143,957
Air Freight & Logistics	$(18,032)	—	—	9,907,858	15,631
Capital Markets	(66,549)	—	—	24,149,505	(1,733)
Chemicals	(530,407)	—	—	15,909,812	(18,528)
Commercial Services & Supplies	(14,185)	—	—	4,739,700	857
Construction & Engineering	(1,082,112)	—	—	31,116,950	131,074
Consumer Staples Distribution & Retail	—	—	—	8,797,815	272,882
Distributors	(144,428)	—	—	6,544,572	58,796
Diversified Consumer Services	(28,865)	—	—	3,984,135	2,084
Diversified Telecommunication Services	—	—	—	16,113,394	69,927
Electrical Equipment	(4,623,000)	—	—	25,999,064	76,094
Financial Services	(11,315)	—	—	42,552,898	271,654
Insurance	(27,266)	—	—	17,838,261	(1,303)
Machinery	—	—	—	4,306,694	541
Oil, Gas & Consumable Fuels	(970,768)	—	—	26,042,996	(15,427)
Professional Services	(15,342,031)	—	—	47,533,190	166,122
Software	(122,060)	—	—	29,014,969	(226,636)
Specialty Retail	(239,621)	—	—	4,566,379	—
Equity	—	—	—	3,278,698	—
Common Stocks	—	—	—	1,294	1,294
Total	$(23,220,639)	—	—	$350,323,371	$947,286

*	Prior period sector classifications have been updated to reflect current classifications as of June 30, 2026.

*	Prior period sector classifications have been updated to reflect current classifications as of June 30, 2026.
The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing
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Franklin BSP Lending Fund 2026 Semi-Annual Report

prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 6/30/26 (000’s)*	Valuation Technique(s)	Unobservable Input(s)	Range/Weighted Average	Impact to Valuation from an Increase in Input**
Senior Secured 1st Lien Debt
Aerospace & Defense	$11,957	Yield Analysis	Market Yield	9.530-10.620%	Decrease
Air Freight & Logistics	9,908	Yield Analysis	Market Yield	10.810-11.700%	Decrease
Capital Markets	24,150	Yield Analysis	Market Yield	8.590-10.010%	Decrease
Chemicals	15,910	Yield Analysis	Market Yield	8.480-10.640%	Decrease
Commercial Services & Supplies	4,740	Yield Analysis	Market Yield	8.820-9.640%	Decrease
Construction & Engineering	31,117	Yield Analysis	Market Yield	9.080-12.000%	Decrease
Consumer Staples Distribution & Retail	8,798	Yield Analysis	Market Yield	9.860-10.930%	Decrease
Distributors	6,545	Yield Analysis	Market Yield	8.860-9.490%	Decrease
Diversified Consumer Services	3,984	Yield Analysis	Market Yield	8.650-10.650%	Decrease
Diversified Telecommunication Services	16,113	Yield Analysis	Market Yield	8.400-10.110%	Decrease
Electrical Equipment	16,308	Yield Analysis	Market Yield	8.500-9.160%	Decrease
Financial Services	15,768	Yield Analysis	Market Yield	8.650-9.610%	Decrease
Insurance	17,838	Yield Analysis	Market Yield	8.680-9.570%	Decrease
Oil, Gas & Consumable Fuels	26,043	Yield Analysis	Market Yield	8.90-10.290%	Decrease
Professional Services	47,524	Yield Analysis	Market Yield	7.900-8.900%	Decrease
Software	29,015	Yield Analysis	Market Yield	8.650-11.120%	Decrease
Senior Secured 2nd Lien Debt
Electrical Equipment	9,691	Yield Analysis	Market Yield	8.900-9.400%	Decrease
Machinery	4,307	Yield Analysis	Market Yield	9.900-10.400%	Decrease
Subordinated Debt
Professional Services	9	Yield Analysis	Market Yield	14.170-15.300%	Decrease
Equity
Financial Services	2,979	Yield Analysis	Market Yield	0.115-0.135%	Decrease
Common Stocks
Professional Services	1	Waterfall Analysis	EBITDA Multiple	12.500-14.500%	Decrease
* Senior secured 1st lien debt investments of $27,960,462 and Equity of $299,971 are fair valued at cost as of June 30,
2026, in accordance with procedures approved by the Board and are not included in the table above.

** This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

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Notes to consolidated financial statements (unaudited) (cont’d)
(b) Bank loans. Bank loans generally are arranged through private negotiations between a borrower and several financial institutions (“Lenders”) represented in each case by one or more such Lenders acting as agent of the Lenders. On behalf of the Lenders, the agent will be primarily responsible for negotiating the loan agreement that establishes the relative terms and conditions of the bank loan and rights of the borrower and the Lenders. Also, an agent typically administers the terms of the loan agreement and is responsible for the monitoring of collateral and collection of principal and interest and fee payments from the borrower and the apportionment of these payments to the credit of all investors which are parties to the loan agreement. The Fund may act as one of the group of Lenders in a bank loan, and purchase assignments and participations in bank loans from third parties. Bank loans are subject to credit risks, including the risk of nonpayment of scheduled interest or loan payments.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.
(c) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Consolidated Schedule of Investments. At June 30, 2026, the Fund had sufficient cash and/or securities to cover these commitments.
(d) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Consolidated Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Consolidated Statement of Cash Flows.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
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Franklin BSP Lending Fund 2026 Semi-Annual Report

(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared annually. The actual source of the Fund’s fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination of such amounts. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. For tax purposes, a distribution that for purposes of GAAP is composed of return of capital and net investment income may be subsequently re-characterized to also include capital gains.
(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Organization costs. Organization costs associated with the establishment of the Fund are charged to expense as they are incurred.
(i) Offering costs. Costs incurred by the Fund in connection with offering of the Fund’s shares at the commencement of the Fund’s operations are being amortized on a straight line basis over twelve months.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
FBLEND Sub has elected to be treated as a C-corporation for tax purposes and therefore is required to recognize an estimate of current and deferred income taxes in the Consolidated Financial Statements. FBLEND Sub is subject to U.S. federal and state income tax.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts  of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. If FBLEND Sub has a deferred tax asset, consideration is given to whether a valuation allowance is required.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the fiscal year periods since inception are subject to examination by the Internal Revenue Service and state departments of revenue.
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Notes to consolidated financial statements (unaudited) (cont’d)
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Benefit Street Partners L.L.C. (“BSP”) is the Fund’s investment subadviser. BSP is a registered investment adviser and is responsible for the day-to-day portfolio management of the Fund subject to the supervision of the Board and FTFA. For its services, the Fund pays FTFA a management fee, payable monthly, in an amount equal to 0.75% of the Fund’s average daily net assets. BSP receives an annual subadvisory fee, payable quarterly from FTFA, net of expense waivers and reimbursements.
FTFA is an indirect, wholly-owned subsidiary of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.), and BSP is a direct, wholly-owned subsidiary of Franklin Templeton.
Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, FTFA has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the management fee, any distribution and servicing fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.25% per annum (excluding Excluded Expenses) of the Fund’s average daily net assets of each class of shares. In addition, the FTFA has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with an investment in an affiliated fund.
With respect to each class of shares, the Fund agrees to repay FTFA any fees waived or expenses assumed under the Expense Limitation Agreement for such class of shares, provided the repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for such class of shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays FTFA, whichever is lower. Any such repayments must be made within thirty-six months after the month in which FTFA earned the fee or incurred the expense. These arrangements cannot be terminated prior to December 31, 2027, without the consent of the Board
FTFA has agreed to voluntarily waive its management fee through October 8, 2026.
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Franklin BSP Lending Fund 2026 Semi-Annual Report

During the six months ended June 30, 2026, fees waived and/or expenses reimbursed amounted to $1,574,316, which included an affiliated fund waiver of $8,611.
Pursuant to these arrangements, at June 30, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA, summarized by fiscal year end of expiration, as follows:

	Class I	Class R6
December 31, 2026	—	—
December 31, 2027	—	—
December 31, 2028	—	$1,024,134
December 31, 2029	$1,408	525,106
Total fee waivers/expense reimbursements subject to recapture	$1,408	$1,549,240
For the six months ended June 30, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s principal underwriter and distributor of the common stock pursuant to a distribution agreement with the Fund. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton.
All officers and one Trustee of the Fund are employees of Franklin Templeton or its affiliates and do not receive compensation from the Fund.
As of June 30, 2026, Franklin Templeton and its affiliates owned 99.9% of the Fund.
3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$247,875,078
Sales	69,498,921
At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$439,785,035	$2,033,807	$(1,310,197)	$723,610
4. Derivative instruments and hedging activities
During the six months ended June 30, 2026, the Fund did not invest in derivative instruments.
Franklin BSP Lending Fund 2026 Semi-Annual Report
|41

Notes to consolidated financial statements (unaudited) (cont’d)
5. Loan
The Fund has a revolving credit agreement with U.S. Bank National Association (“Credit Agreement”) that allows the Fund to borrow up to an aggregate amount of $50,000,000. The initial maturity date of the Credit Agreement is February 3, 2027. Financing costs incurred by the Fund in connection with the Credit Agreement were $195,088. These financing costs are recorded as a deferred charge and amortized through the maturity date of the Credit Agreement. The Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.25%. The interest on the loan is calculated at a variable rate based on Daily Simple SOFR, plus any applicable margin. The Fund’s Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. For the six months ended June 30, 2026, the Fund incurred commitment fees and interest expense of $23,271 and $601,866, respectively, related to the Credit Agreement. For the six months ended June 30, 2026, based on the number of days during the reporting period that the Fund had a loan balance outstanding, the average daily loan balance was $31,738,095 and the weighted average interest rate was 5.42%.
6. Class specific expenses, waivers and/or expense reimbursements
For the six months ended June 30, 2026, class specific expenses were as follows:

Transfer Agent Fees
Class I†	$52
Class R6	27,328
Total	$27,380

†	For the period January 29, 2026 (inception date) to June 30, 2026.
For the six months ended June 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I†	$4,056
Class R6	1,570,260
Total	$1,574,316

†	For the period January 29, 2026 (inception date) to June 30, 2026.
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Franklin BSP Lending Fund 2026 Semi-Annual Report

7. Distributions to shareholders by class

	Six Months Ended June 30, 2026	Period Ended December 31, 2025
Net Investment Income:
Class I	$32,185 †	—
Class R6	10,875,066	$3,128,189 ††
Total	$10,907,251	$3,128,189

†	For the period January 29, 2026 (inception date) to June 30, 2026.
††	For the period August 7, 2025 (inception date) to December 31, 2025.
8. Capital shares
At June 30, 2026, the Trust had an unlimited number of shares of capital stock authorized with no par value per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2026		Period Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class I†
Shares issued	101,469	$1,013,989	—	—
Shares issued on reinvestment	28	279	—	—
Shares repurchased	—	—	—	—
Net increase	101,497	$1,014,268	—	—
Class R6
Shares issued	9,892,630	$100,445,556	20,504,202 ††	$206,450,000 ††
Shares issued on reinvestment	—	—	—	—
Shares repurchased	—	—	—	—
Net increase	9,892,630	$100,445,556	20,504,202	$206,450,000

†	For the period January 29, 2026 (inception date) to June 30, 2026.
††	For the period August 7, 2025 (inception date) to December 31, 2025.
9. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in securities issued by Benefit Street Partners, a wholly-owned subsidiary of Franklin Templeton. The following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2026. The following transactions were effected in such companies for the six months ended June 30, 2026.
Franklin BSP Lending Fund 2026 Semi-Annual Report
|43

Notes to consolidated financial statements (unaudited) (cont’d)

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Western Asset Premier Institutional Government Reserves, Premium Shares	$19,509,436	$274,859,913	274,859,913	$283,150,203	283,150,203
Equity:
BSP Equipment Financing LLC	2,459,859	518,868	518,868	—	—
BSP Aviation Ireland Holdings Ltd.	—	299,971	299,971	—	—
Total	$2,459,859	$818,839		—
Total	$21,969,295	$275,678,752		$283,150,203

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Money Market Funds:
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$327,906	—	$11,219,146
Equity:
BSP Equipment Financing LLC	—	—	—	2,978,727
BSP Aviation Ireland Holdings Ltd.	—	—	—	299,971
	—	$327,906	—	$3,278,698
Total	—	$327,906	—	$14,497,844
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
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Franklin BSP Lending Fund 2026 Semi-Annual Report

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations, along with the related Notes to Consolidated Financial Statements. The Fund’s Consolidated Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Consolidated Financial Highlights.
Franklin BSP Lending Fund 2026 Semi-Annual Report
|45

Dividend reinvestment plan (unaudited)
The Fund will operate under a dividend reinvestment plan (the “DRIP”) administered by SS&C Global Investor & Distribution Solutions, Inc. (“SS&C”). Pursuant to the DRIP, the Fund’s distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund. The Fund expects to coordinate distribution payment dates so that the same net asset value that is used for the daily closing date immediately preceding such distribution payment date will be used to calculate the purchase net asset value for purchasers under the DRIP. Shares issued pursuant to the DRIP will have the same voting rights as the Fund’s shares acquired by subscription to the Fund.
Shareholders automatically participate in the DRIP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. A shareholder who does not wish to have distributions automatically reinvested may terminate participation in the DRIP at any time by written instructions to that effect to SS&C. Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by SS&C 30 days prior to the record date of the distribution or the shareholder will receive such distribution in shares through the DRIP. Under the DRIP, the Fund’s distributions to shareholders are automatically reinvested in full and fractional shares as described below.
When the Fund declares a distribution, SS&C, on the shareholder’s behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund’s net asset value per share for the relevant class of shares.
SS&C will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by Shareholders for personal and tax records. SS&C will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those shares purchased pursuant to the DRIP. SS&C will distribute all proxy solicitation materials, if any, to participating shareholders.
In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the DRIP, SS&C will administer the DRIP on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating under the DRIP.
Neither SS&C nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the DRIP, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall
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Franklin BSP Lending Fund

they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.
The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. The Fund may elect to make non-cash distributions to shareholders. Such distributions are not subject to the DRIP, and all shareholders, regardless of whether or not they are participants in the DRIP, will receive such distributions in additional shares of the Fund.
The Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants with regard to purchases under the DRIP; however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.
All correspondence concerning the DRIP should be directed to Franklin BSP Lending Fund c/o SS&C Global Investor & Distribution Solutions, Inc. at Franklin Templeton, 430 W 7th Street, Suite 219520, Kansas City, Missouri 64105-1407 (direct overnight mail) or c/o SS&C Global Investor & Distribution Solutions, Inc. at Franklin Templeton, PO Box 219520, Kansas City, Missouri 64121-9520. Certain transactions can be performed by calling the toll free number (844) 534-4627.
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Franklin
BSP Lending Fund
Trustees
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Chair
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Franklin BSP Lending Fund
One Madison Avenue
17th Floor
New York, NY 10010
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Benefit Street Partners L.L.C.
Custodian
The Bank of New York Mellon
Transfer agent
SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue
Kansas City, MO 64105-1307
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001

Franklin BSP Lending Fund
Franklin BSP Lending Fund
One Madison Avenue
17th Floor
New York, NY 10010
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Franklin BSP Lending Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Ave.
Kansas City, MO 64105-1307
47536-S 8/26

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin BSP Lending Fund

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 28, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 28, 2026